ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity [Line Items]
Schedule of Company's Subsidiaries and VIE's
	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands ("BVI")	100%

AirMedia International Limited ("AM International")	July 14, 2007	BVI	100%

AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%

Excel Lead International Limited ("Excel Lead")	August 1, 2008	BVI	100%

Glorious Star Investment Limited ("Glorious Star")	August 1, 2008	Hong Kong	100%

Subsidiaries:
AirMedia Technology (Beijing) Co., Ltd. ("AM Technology")	September 19, 2005	the PRC	100%

Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%

Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM")	December 31, 2007	the PRC	100%

VIEs:
Beijing Shengshi Lianhe Advertising Co., Ltd. ("Shengshi Lianhe")	August 7, 2005	the PRC	N/A

AirMedia Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	N/A

Beijing AirMedia Jiaming Advertising Co., Ltd. (Formerly Beijing AirMedia UC Advertising Co., Ltd.) ("Jiaming Advertising")	January 1, 2007	the PRC	N/A

Beijing Yuehang Digital Media Advertising Co., Ltd. ("AM Yuehang")	January 16, 2008	the PRC	N/A

	Date of	Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

VIEs' subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	N/A

Beijing AirMedia Film & TV Culture Co., Ltd. ("AM Film")	September 13, 2007	the PRC	N/A

Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	N/A

Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	N/A

Beijing AirMedia Lianhe Advertising Co., Ltd. (Formerly Beijing Weimei Lianhe Advertising Co., Ltd.) ("AM Lianhe")	March 10, 2009	the PRC	N/A

Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	N/A

Beijing AirMedia Advertising Co., Ltd. (Formerly Beijing AirMedia Jinshi Advertising Co., Ltd.) ("AM Jinshi")	July 7, 2009	the PRC	N/A

Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	N/A

AirMedia City (Beijing) Outdoor Advertising Co., Ltd.
("AM Outdoor")	January 1, 2010	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A

Beijing GreatView Media Advertising Co., Ltd.
(Formerly Beijing Weimei Shengjing Media
Advertising Co., Ltd.) ("GreatView Media")	April 28, 2011	the PRC	N/A

Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	N/A

Guangzhou Meizheng Advertising Co., Ltd.
("Guangzhou Meizheng")	May 17, 2013	the PRC	N/A

Beijing AirMedia Tianyi Advertising Co., Ltd. ("AM Tianyi")	September 25, 2013	the PRC	N/A

Beijing Xinghe Union Media Co., Ltd. ("Xinghe Union")	February 28, 2014	the PRC	N/A

AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts
	As of December 31,
	2013	2014

Total current assets	$208,255	$186,320
Total non-current assets	108,677	128,601
Total assets	316,932	314,921
Total current liabilities	101,027	113,329
Total non-current liabilities	361	1,459
Total liabilities	$101,388	$114,788

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2012	2013	2014

Net revenues	$286,641	$271,536	$252,477
Net loss	(31,771)	(13,552)	(27,508)
Net cash (used in) provided by operating activities	(8,587)	8,132	1,532
Net cash used in investing activities	(7,700)	(70,653)	(23,908)
Net cash provided by financing activities	-	58,763	13,199